Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Lease Liabilities

These leases do not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.

	June 30, 2026	June 30, 2025

Operating lease right-of-use assets	$—	79,188
Operating lease liabilities – current	$—	79,188
Total operating lease liabilities	$—	79,188